Average Annual Total Returns - FidelityFreedomIndexFunds-InvestorComboPRO - FidelityFreedomIndexFunds-InvestorComboPRO - Fidelity Freedom Index 2005 Fund	May 30, 2024
Fidelity Freedom Index 2005 Fund - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	8.43%
Past 5 years	4.00%
Past 10 years	3.60%
Fidelity Freedom Index 2005 Fund - Investor Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	7.26%
Past 5 years	2.62%
Past 10 years	2.49%
Fidelity Freedom Index 2005 Fund - Investor Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	5.08%
Past 5 years	2.72%
Past 10 years	2.47%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
F1900
Average Annual Return:
Past 1 year	8.58%
Past 5 years	4.17%
Past 10 years	3.75%